--------------------------------------------------------------------------------


This is filed pursuant to Rule 497(e).
Alliance Capital Reserves      2-61564 and 811-02835
Alliance Government Reserves   2-63315 and 811-02889
Alliance Municipal Trust       2-79807 and 811-03586


--------------------------------------------------------------------------------
[LOGO] CSFBdirect(TM)
A Credit Suisse First Boston Company

  Prospectus

                          NOVEMBER 1, 2001

                          - Alliance Capital Reserves

                          - Alliance Government Reserves

                          - Alliance Money Reserves

                          - Alliance Treasury Reserves

                          - Alliance Municipal Trust:

                              California Portfolio

                              Connecticut Portfolio

                              Florida Portfolio

                              General Portfolio

                              Massachusetts Portfolio

                              New Jersey Portfolio

                              New York Portfolio

                              North Carolina Portfolio

                              Ohio Portfolio

                              Pennsylvania Portfolio

                              Virginia Portfolio

CSFBdirect Inc.
Harborside Financial Center
501 Plaza II
Jersey City, New Jersey 07311

Member NASD, SIPC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PRO 11/01 18189r4

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in the Portfolios, after this summary.

      Objectives: The investment objectives of each of the Portfolios, except Alliance Money Reserves, are--in the following order of priority--safety of principal, liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of Alliance Municipal Trust) to the extent consistent with the first two objectives. Alliance Money Reserves' investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each of Alliance Capital Reserves and Alliance Money Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities. Alliance Government Reserves pursues its objectives by investing in a portfolio of U.S. Government securities (including its agencies and instrumentalities). Alliance Treasury Reserves pursues its objectives by investing in a portfolio of U.S. Treasury securities. Each Portfolio of Alliance Municipal Trust pursues its objectives by investing in a portfolio of high-quality municipal securities. Each state-specific Portfolio of Alliance Municipal Trust pursues its objectives by investing primarily in municipal securities issued by the particular state or securities exempt from the personal income tax of such state. The General Portfolio of Alliance Municipal Trust is diversified; the remaining Portfolios of Alliance Municipal Trust are non-diversified and only offered to residents of the named states.

      The Portfolios invest primarily in the following money market securities:

      o Alliance Capital Reserves and Alliance Money Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

      o Alliance Government Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

      o Alliance Treasury Reserves. Obligations of the U.S. Treasury, such as bills, notes and bonds, adjustable rate obligations and repurchase agreements.

      o Alliance Municipal Trust. High-quality municipal securities including, with respect to the state Portfolios, those issued by the named states or their political subdivisions.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, the principal risks of investing in each Portfolio of Alliance Municipal Trust are:

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

      o Diversification Risk. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

      o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 221-9513 or your intermediary.

ALLIANCE CAPITAL RESERVES (ACR)

                                PERFORMANCE TABLE

                        1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         5.60%        4.81%       4.39%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 5.62%
                           92 ................... 3.34%
                           93 ................... 2.46%
                           94 ................... 3.33%
                           95 ................... 5.14%
                           96 ................... 4.58%
                           97 ................... 4.77%
                           98 ................... 4.71%
                           99 ................... 4.40%
                           00 ................... 5.60%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 2.92%. During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

ALLIANCE MONEY RESERVES (AMR)

                                PERFORMANCE TABLE

                        1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         5.61%        4.81%       4.39%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 5.66%
                           92 ................... 3.32%
                           93 ................... 2.46%
                           94 ................... 3.26%
                           95 ................... 5.14%
                           96 ................... 4.59%
                           97 ................... 4.77%
                           98 ................... 4.71%
                           99 ................... 4.39%
                           00 ................... 5.61%

      Through September 30, 2001, the year to date unannualized return for the Fund was 2.93%. During the period shown in the bar chart, the highest return for a quarter was 1.59% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.59% (quarter ending September 30, 1993).

ALLIANCE GOVERNMENT RESERVES (AGR)

                                PERFORMANCE TABLE

                        1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
                         5.47%       4.70%      4.27%
--------------------------------------------------------------------------------

                                   BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 5.39%
                           92 ................... 3.21%
                           93 ................... 2.36%
                           94 ................... 3.27%
                           95 ................... 5.02%
                           96 ................... 4.48%
                           97 ................... 4.67%
                           98 ................... 4.60%
                           99 ................... 4.26%
                           00 ................... 5.47%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 2.83%. During the period shown in the bar chart, the highest return for a quarter was 1.50% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.57% (quarter ending September 30, 1993).

ALLIANCE TREASURY RESERVES (ATR)

                                PERFORMANCE TABLE

                                                    Since
                         1 Year      5 Years    Inception*
--------------------------------------------------------------------------------
                          5.12%        4.52%        4.42%
--------------------------------------------------------------------------------

*     Inception date: 9/1/93.

                                   BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... n/a
                           92 ................... n/a
                           93 ................... n/a
                           94 ................... 3.73%
                           95 ................... 5.10%
                           96 ................... 4.53%
                           97 ................... 4.66%
                           98 ................... 4.36%
                           99 ................... 3.92%
                           00 ................... 5.12%

      Through September 30, 2001, the year to date unannualized return for the Fund was 2.65%. During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ending December 31, 2000) and the lowest return for a quarter was 0.75% (quarter ending March 31, 1994).

ALLIANCE MUNICIPAL TRUST

General Portfolio (AMT-GEN)

                                PERFORMANCE TABLE

                         1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
                          3.31%       2.81%       2.78%
--------------------------------------------------------------------------------

                                   BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 4.01%
                           92 ................... 2.66%
                           93 ................... 1.83%
                           94 ................... 2.17%
                           95 ................... 3.11%
                           96 ................... 2.76%
                           97 ................... 2.90%
                           98 ................... 2.67%
                           99 ................... 2.44%
                           00 ................... 3.31%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.65%. During the period shown in the bar chart, the highest return for a quarter was 1.06% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.40% (quarter ending March 31, 1994).

New York Portfolio (AMT-NY)

                                PERFORMANCE TABLE

                         1 Year     5 Years    10 Years
-------------------------------------------------------------------------------
                          3.09%       2.68%       2.68%
-------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 3.79%
                           92 ................... 2.62%
                           93 ................... 1.74%
                           94 ................... 2.15%
                           95 ................... 3.10%
                           96 ................... 2.70%
                           97 ................... 2.86%
                           98 ................... 2.48%
                           99 ................... 2.27%
                           00 ................... 3.09%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.47%. During the period shown in the bar chart, the highest return for a quarter was 0.96% (quarter ending December 31, 1991) and the lowest return for a quarter was 0.41% (quarter ending March 31, 1994).

California Portfolio (AMT-CA)

                                PERFORMANCE TABLE

                         1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
                          2.71%       2.58%      2.63%
--------------------------------------------------------------------------------

                                   BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 3.79%
                           92 ................... 2.54%
                           93 ................... 1.84%
                           94 ................... 2.15%
                           95 ................... 3.06%
                           96 ................... 2.75%
                           97 ................... 2.80%
                           98 ................... 2.48%
                           99 ................... 2.16%
                           00 ................... 2.71%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.38%. During the period shown in the bar chart, the highest return for a quarter was 0.98% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.42% (quarter ending March 31, 1994).

Connecticut Portfolio (AMT-CT)

                                PERFORMANCE TABLE

                         1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
                          3.03%       2.67%       2.66%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... 3.84%
                           92 ................... 2.55%
                           93 ................... 1.76%
                           94 ................... 2.10%
                           95 ................... 3.05%
                           96 ................... 2.72%
                           97 ................... 2.84%
                           98 ................... 2.48%
                           99 ................... 2.28%
                           00 ................... 3.03%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.40%. During the period shown in the bar chart, the highest return for a quarter was 1.00% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.38% (quarter ending March 31, 1994).

New Jersey Portfolio (AMT-NJ)

                                PERFORMANCE TABLE

                                                   Since
                         1 Year     5 Years    Inception*
--------------------------------------------------------------------------------
                          3.01%       2.63%        2.67%
--------------------------------------------------------------------------------

*     Inception date: 2/7/94.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... n/a
                           92 ................... n/a
                           93 ................... n/a
                           94 ................... n/a
                           95 ................... 3.13%
                           96 ................... 2.69%
                           97 ................... 2.78%
                           98 ................... 2.44%
                           99 ................... 2.22%
                           00 ................... 3.01%

    Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.49%. During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ending June 30, 1995) and the lowest return for a quarter was 0.47% (quarter ending March 31, 1999).

Virginia Portfolio (AMT-VA)

                                PERFORMANCE TABLE

                                                  Since
                        1 Year     5 Years    Inception*
--------------------------------------------------------------------------------
                         3.24%       2.80%        2.90%
--------------------------------------------------------------------------------

*  Inception date: 10/25/94.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 .................. n/a
                           92 .................. n/a
                           93 .................. n/a
                           94 .................. n/a
                           95 .................. 3.35%
                           96 .................. 2.77%
                           97 .................. 2.98%
                           98 .................. 2.60%
                           99 .................. 2.41%
                           00 .................. 3.24%

    Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.59%. During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ending June 30, 1995) and the lowest return for a quarter was 0.49% (quarter ending March 31, 1999).

Florida Portfolio (AMT-FL)

                                PERFORMANCE TABLE

                                                  Since
                        1 Year     5 Years    Inception*
--------------------------------------------------------------------------------
                         3.22%       2.86%        2.92%
--------------------------------------------------------------------------------

*     Inception date: 7/28/95.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... n/a
                           92 ................... n/a
                           93 ................... n/a
                           94 ................... n/a
                           95 ................... n/a
                           96 ................... 2.98%
                           97 ................... 3.05%
                           98 ................... 2.62%
                           99 ................... 2.41%
                           00 ................... 3.22%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.59%. During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ending June 30, 1997) and the lowest return for a quarter was 0.52% (quarter ending March 31, 1999).

Massachusetts Portfolio (AMT-MA)

                                PERFORMANCE TABLE

                                                  Since
                                    1 Year    Inception*
--------------------------------------------------------------------------------
                                     3.10%        2.75%
--------------------------------------------------------------------------------

*     Inception date: 4/17/97.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

         Calendar Year End 91 ................... n/a
                           92 ................... n/a
                           93 ................... n/a
                           94 ................... n/a
                           95 ................... n/a
                           96 ................... n/a
                           97 ................... n/a
                           98 ................... 2.53%
                           99 ................... 2.34%
                           00 ................... 3.10%

      Through September 30, 2001, the year to date unannualized return for the Portfolio was 1.45%. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ending June 30, 2000) and the lowest return for a quarter was 0.50% (quarter ending March 31, 1999).

      There is no performance table or bar chart for the Pennsylvania (AMT-PA), Ohio (AMT-OH) and North Carolina (AMT-NC) Portfolios because they have not completed a full calendar year of operations.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)--
None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                               ACR       AMR       AGR       ATR     AMT-GEN   AMT-NY    AMT-CA    AMT-CT    AMT-NJ    AMT-VA
                             ======    ======    ======    ======    =======   ======    ======    ======    ======    ======
Management Fees ...........     .46%      .49%      .46%      .50%      .50%      .50%      .50%      .50%      .50%      .50%
Distribution (12b-1) Fees .     .25%      .25%      .25%      .25%      .25%      .25%      .25%      .25%      .25%      .25%
Other Expenses* ...........     .29%      .26%      .30%      .25%      .25%      .26%      .23%      .29%      .28%      .31%
                             ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total Portfolio Operating
  Expenses* ...............    1.00%     1.00%     1.01%     1.00%     1.00%     1.01%     0.98%     1.04%     1.03%     1.06%
  Waiver and/or Expense
    Reimbursement* ........    (.00)%    (.00)%    (.01)%    (.00)%    (.00)%    (.01)%    (.00)%    (.04)%    (.03)%    (.06)%
                             ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Expenses ..............    1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     0.98%     1.00%     1.00%     1.00%
                             ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                             AMT-FL    AMT-MA    AMT-PA    AMT-OH    AMT-NC
                             ======    ======    ======    ======    ======
Management Fees ...........     .50%      .50%      .50%      .50%      .50%
Distribution (12b-1) Fees .     .25%      .25%      .25%      .25%      .25%
Other Expenses* ...........     .28%      .34%      .47%      .62%     3.42%
                             ------    ------    ------    ------    ------
Total Portfolio Operating
  Expenses* ...............    1.03%     1.09%     1.22%     1.37%     4.17%
  Waiver and/or Expense
    Reimbursement* ........    (.03)%    (.09)%    (.22)%    (.37)%   (3.17)%
                             ------    ------    ------    ------    ------
Net Expenses ..............    1.00%     1.00%     1.00%     1.00%     1.00%
                             ======    ======    ======    ======    ======

EXAMPLES*

      The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

              ACR      AMR     AGR      ATR     AMT-GEN  AMT-NY   AMT-CA  AMT-CT
            ======   ======   ======   ======   =======  ======   ======  ======
1 Year ...  $  102   $  102   $  102   $  102   $  102   $  102   $  100  $  102
3 Years ..  $  318   $  318   $  318   $  318   $  318   $  318   $  312  $  318
5 Years ..  $  552   $  552   $  552   $  552   $  552   $  552   $  542  $  552
10 Years .  $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,201  $1,225

            AMT-NJ   AMT-VA   AMT-FL   AMT-MA   AMT-PA   AMT-OH   AMT-NC
            ======   ======   ======   ======   ======   ======   ======
1 Year ...  $  102   $  102   $  102   $  102   $  102   $  102   $  102
3 Years ..  $  318   $  318   $  318   $  318   $  318   $  318   $  318
5 Years ..  $  552   $  552   $  552   $  552   $  552       --       --
10 Years .  $1,225   $1,225   $1,225   $1,225   $1,225       --       --

-------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%. "Other Expenses" are based on estimated amounts for the current fiscal year with respect to AMT-OH and AMT-NC.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

      o Except as noted, the Portfolios' investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objectives and Strategies

      The investment objectives of each Portfolio, except AMR, are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income (exempt from income taxation to the extent described in this Prospectus with respect to each Portfolio of AMT). The investment objective of AMR is maximum current income to the extent consistent with safety of principal and liquidity. The investment objectives of ACR, AMR, AGR and ATR are fundamental.

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days, which is a fundamental policy for ACR, AMR, AGR, ATR and AMT, except for the Florida, Massachusetts, Pennsylvania, Ohio and North Carolina Portfolios. In addition, each Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Alliance Capital Reserves

      As a fundamental policy, ACR pursues its objectives by maintaining a portfolio of high-quality money market securities. ACR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or (ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      As a matter of fundamental policy, ACR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Money Reserves

      As a matter of fundamental policy, AMR pursues its objectives by maintaining a portfolio of high-quality money market securities. AMR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      As a matter of fundamental policy, AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Government Reserves

      As a matter of fundamental policy, AGR may not purchase securities other than marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto. AGR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Alliance Treasury Reserves

      As a matter of fundamental policy, ATR may not purchase securities other than marketable obligations of the U.S. Treasury or repurchase agreements relating thereto. ATR's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Alliance Municipal Trust

      As a matter of fundamental policy, each AMT Portfolio normally invests at least 80% of its net assets in high-quality municipal securities. As used in this section for each Portfolio of AMT, for purposes of this policy and the 80% policy described below with respect to each Portfolio's investment in high-quality municipal securities of the respective state, "net assets" means net assets plus borrowings, if any, for investment purposes. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax, not state personal income tax.

      Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax.

      General Portfolio. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

      New York Portfolio. AMT-NY seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions, or securities otherwise exempt from New York state income tax.

      California Portfolio. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions, or securities otherwise exempt from California state income tax.

      Connecticut Portfolio. AMT-CT seeks maximum current income exempt from Federal and Connecticut state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Connecticut or its political subdivisions, or securities otherwise exempt from Connecticut state income tax.

      New Jersey Portfolio. AMT-NJ seeks maximum current income exempt from Federal and New Jersey state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions, or securities otherwise exempt from New Jersey state income tax.

      Virginia Portfolio. AMT-VA seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions, or securities otherwise exempt from Virginia state income tax.

      Florida Portfolio. AMT-FL seeks maximum current income exempt from Federal and State of Florida intangible tax by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions, or securities otherwise exempt from Florida state intangible tax.

      Massachusetts Portfolio. AMT-MA seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions, or securities otherwise exempt from Massachusetts state income tax. AMT-MA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Pennsylvania Portfolio. AMT-PA seeks maximum current income exempt from Federal and Commonwealth of Pennsylvania personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Pennsylvania or its political subdivisions, or securities otherwise exempt from Pennsylvania state income tax. AMT-PA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Ohio Portfolio. AMT-OH seeks maximum current income exempt from Federal and Ohio personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Ohio or its political subdivisions, or securities otherwise exempt from Ohio state income tax. AMT-OH also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      North Carolina Portfolio. AMT-NC seeks maximum current income exempt from Federal and North Carolina personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of North Carolina or its political subdivisions, or securities otherwise exempt from North Carolina state income tax. AMT-NC also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Municipal Securities. The AMT Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      Each AMT Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the AMT Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      Each AMT Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each AMT Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Except for AMT-OH and AMT-NC, each AMT Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. There is no such limit with respect to AMT-OH and AMT-NC.

      Taxable Money Market Securities. An AMT Portfolio's investment of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

Risk Considerations

      The Portfolios' principal risks are interest rate risk, credit risk and, with respect to each AMT Portfolio, municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The quality and liquidity of certain of the AMT Portfolios' investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      Each AMT Portfolio is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the AMT Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolios' (except for AGR and ATR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities with respect to ACR, AMR, AGR, ATR, AMT-MA, AMT-PA, AMT-OH and AMT-NC. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2001 totaling more than $465 billion (of which more than $176 billion represented assets of investment companies). As of June 30, 2001, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 36 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 141 separate investment portfolios, currently have more than 7.0 million shareholder accounts.

      Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each of the following Portfolios paid Alliance, for the fiscal year ended June 30, 2001, as a percentage of average daily net assets:

                                                      Fee as a percentage of
Portfolio                                            average daily net assets*
--------------------------------------------------------------------------------
Alliance Capital Reserves                                      .46%
Alliance Money Reserves                                        .49%
Alliance Government Reserves                                   .45%
Alliance Treasury Reserves                                     .50%
Alliance Municipal Trust
  General Portfolio                                            .50%
  New York Portfolio                                           .49%
  California Portfolio                                         .50%
  Connecticut Portfolio                                        .46%
  New Jersey Portfolio                                         .47%
  Virginia Portfolio                                           .44%
  Florida Portfolio                                            .47%
  Massachusetts Portfolio                                      .41%

------------------
* Fees are stated net of waivers and/or reimbursements for each Portfolio except ACR, AMR, ATR, AMT-GEN and AMT-CA. See the "Annual Portfolio Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.

      Each of AMT-PA, AMT-OH and AMT-NC pays Alliance a fee (subject to waiver or reimbursement) at an annualized rate of .50 of 1% of the first $1.25 billion of the average daily net value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of its net assets in excess of $3 billion.

      Pursuant to the Advisory Agreement, unless changed by a vote of a Portfolio's shareholders, the Adviser will reimburse each Portfolio to the extent that the Portfolio's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.

      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                      HOW THE PORTFOLIOS VALUE THEIR SHARES
--------------------------------------------------------------------------------

      Each of the Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Other

      Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if

Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Portfolios offer a variety of shareholder services. For more information about these services, telephone AGIS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Distributions of long-term capital gains, if any, generally will be taxable to you as long-term capital gains. A Portfolio's distributions also may be subject to certain state and local taxes.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

      Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Alliance Municipal Trust

      Distributions to you out of tax-exempt interest income earned by the AMT Portfolios are not subject to Federal income tax (other than the alternative minimum tax), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a specific preference item for purposes of the Federal individual and corporate alternative minimum tax.

      For each Portfolio, except AMT-NY and AMT-CT, distributions out of income earned from U.S. Government securities will be exempt from state personal income tax as described below.

      New York Portfolio. Distributions to residents of New York out of income earned by AMT-NY from New York municipal securities are exempt from New York state and New York City personal income taxes.

      California Portfolio. Distributions to residents of California out of income earned by AMT-CA from California municipal securities are exempt from California personal income taxes.

      Connecticut Portfolio. Distributions to individuals who are residents of Connecticut out of income earned by AMT-CT from Connecticut municipal securities are exempt from Connecticut personal income taxes.

      New Jersey Portfolio. Distributions to residents of New Jersey out of income earned by AMT-NJ from New Jersey municipal securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

      Virginia Portfolio. Distributions to residents of Virginia out of income earned by AMT-VA from Virginia municipal securities are exempt from Virginia individual, estate, trust, or corporate income tax.

      Florida Portfolio. Dividends paid by AMT-FL to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corpora-tions. However, Florida currently imposes an "intangible tax" at the rate of $1.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that AMT-FL shares will qualify for exemption from the Florida intangible tax. In order to so qualify, AMT-FL must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by AMT-FL to corporate shareholders will be subject to Florida corporate income tax.

      Massachusetts Portfolio. Distributions to residents of Massachusetts out of interest earned by AMT-MA from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes.

      Pennsylvania Portfolio. Distributions to residents of Pennsylvania out of interest earned by AMT-PA from Pennsylvania municipal securities will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and the Pennsylvania corporate net income tax. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes, but will not be taxable for purposes of the Philadelphia School District investment net income tax. AMT-PA shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

      Ohio Portfolio. Distributions to residents of Ohio out of income and capital gains earned by AMT-OH from Ohio municipal securities will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Portfolio shares will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

      North Carolina Portfolio. Distributions to shareholders resident in North Carolina and to shareholders that are trusts and estates will be exempt from North Carolina income tax to the extent such distributions are exempt from Federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions; and nonprofit educational institutions organized or chartered under the laws of North Carolina. Shares of the Portfolio will not be subject to an intangibles tax in North Carolina.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Portfolios have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Portfolios pay these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase or sell shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Intermediaries may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent accountants for the fiscal years ended June 30, 2001 and June 30, 2000 and by other independent accountants for years prior to June 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the Portfolios' Annual Reports, which are available upon request.

                                                             Alliance Capital Reserves - Year Ended June 30
                                                       ============================================================
                                                         2001         2000         1999         1998         1997
                                                       ========     ========     ========     ========     ========
Net asset value, beginning of period ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------     --------     --------     --------     --------
Income from Investment Operations
Net investment income ..............................       .051         .049         .043         .047         .045
                                                       --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...............       (.51)       (.049)       (.043)       (.047)       (.045)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (a)       5.18%        4.97%        4.40%        4.83%        4.63%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $ 13,405     $ 10,182     $ 10,278     $  8,015     $  5,733
Ratio of expenses to average net assets ............       1.00%        1.00%         .99%        1.00%        1.00%
Net investment income ..............................       4.99%        4.88%        4.29%        4.71%        4.53%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                                    Alliance Money Reserves - Year Ended June 30
                                                      ==========================================================================
                                                         2001          2000             1999             1998            1997
                                                      ==========    ==========       ==========       ==========      ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ----------    ----------       ----------       ----------      ----------
Income from Investment Operations
Net investment income ..............................        .051          .049(a)          .043(a)          .047(a)         .045(a)
                                                      ----------    ----------       ----------       ----------      ----------
Less: Dividends
Dividends from net investment income ...............       (.051)        (.049)           (.043)           (.047)          (.045)
                                                      ----------    ----------       ----------       ----------      ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ==========    ==========       ==========       ==========      ==========
Total Return
Total investment return based on net asset value (b)        5.19%         4.98%            4.39%            4.83%           4.64%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    1,911    $    1,812       $    1,407       $    1,166      $    1,011
Ratio of expenses to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%            1.00%           1.00%
   Expenses, before waivers and reimbursements .....        1.00%         1.01%            1.02%            1.02%           1.06%
   Net investment income ...........................        5.06%         4.90%(a)         4.28%(a)         4.72%(a)        4.55%(a)

                                                                   Alliance Government Reserves - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income ..............................        0.49(a)       .047(a)          .042(a)          .046(a)          .044
                                                      ----------    ----------       ----------       ----------       ----------
Less: Dividends
Dividends from net investment income ...............       (0.49)        (.047)           (.042)           (.046)           (.044)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (b)        5.05%         4.82%            4.27%            4.74%            4.53%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    7,192    $    5,867       $    5,583       $    4,909       $    3,762
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%            1.00%            1.00%
   Expenses, before waivers and reimbursements .....        1.01%         1.03%            1.02%            1.01%            1.00%
   Net investment income ...........................        4.89%(a)      4.74%(a)         4.18%(a)         4.63%(a)         4.44%

                                                                    Alliance Treasury Reserves - Year Ended June 30
                                                      ==========================================================================
                                                         2001          2000             1999             1998            1997
                                                      ==========    ==========       ==========       ==========      ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00            1.00
                                                      ----------    ----------       ----------       ----------      ----------
Income from Investment Operations
Net investment income ..............................        .046(a)       .044             .039(a)          .045(a)         .044(a)
                                                      ----------    ----------       ----------       ----------      ----------
Less: Dividends
Dividends from net investment income ...............       (.046)        (.044)           (.039)           (.045)          (.044)
                                                      ----------    ----------       ----------       ----------      ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ==========    ==========       ==========       ==========      ==========
Total Return
Total investment return based on net asset value (b)        4.74%         4.47%            3.96%            4.63%           4.53%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $  800,689    $  785,790       $  811,752       $  740,056      $  704,084
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .95%            .85%
   Expenses, before waivers and reimbursements .....        1.00%         1.00%            1.02%            1.01%           1.00%
   Net investment income ...........................        4.61%(a)      4.38%            3.88%(a)         4.53%(a)        4.43%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                                      General Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999            1998              1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income ..............................        .029          .029             .024             .028             .028
                                                      ----------    ----------       ----------       ----------       ----------
Less: Dividends
Dividends from net investment income ...............       (.029)        (.029)           (.024)           (.028)           (.028)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (a)        2.97%         2.89%            2.42%            2.85%            2.81%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    1,350    $    1,209       $    1,168       $    1,196       $      980
Ratios to average net assets of:
   Expenses ........................................        1.00%         1.00%            1.00%             .98%             .94%
Net investment income ..............................        2.92%         2.87%            2.38%            2.81%            2.76%

                                                                        New York Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income (b) ..........................        .027          .027             .022             .027             .027
                                                      ----------    ----------       ----------       ----------       ----------
Less: Dividends
Dividends from net investment income ...............       (.027)        (.027)           (.022)           (.027)           (.027)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (a)        2.78%         2.69%            2.24%            2.74%            2.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  875,496    $  730,769       $  584,231       $  520,562       $  355,461
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .93%             .85%
   Expenses, before waivers and reimbursements .....        1.01%         1.02%            1.04%            1.01%            1.04%
   Net investment income (b) .......................        2.73%         2.67%            2.21%            2.69%            2.73%

                                                                     California Portfolio - Year Ended June 30
                                                      ==========================================================================
                                                         2001          2000             1999             1998            1997
                                                      ==========    ==========       ==========       ==========      ==========

Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ----------    ----------       ----------       ----------      ----------
Income from Investment Operations
Net investment income ..............................        .024          .024             .022             .027(b)         .027(b)
                                                      ----------    ----------       ----------       ----------      ----------
Less: Dividends
Dividends from net investment income ...............       (.024)        (.024)           (.022)           (.027)          (.027)
                                                      ----------    ----------       ----------       ----------      ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ==========    ==========       ==========       ==========      ==========
Total Return
Total investment return based on net asset value (a)        2.48%         2.39%            2.20%            2.74%           2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  618,398    $  931,993       $  655,644       $  422,464      $  357,148
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....         .98%          .97%             .98%             .96%            .93%
   Expenses, before waivers and reimbursements .....         .98%          .97%             .98%             .97%            .96%
   Net investment income ...........................        2.49%         2.38%            2.18%            2.71%(b)        2.73%(b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Net of expenses reimbursed or waived by the Adviser.

                                                                     Connecticut Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                          2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income (a) ..........................        .026          .026             .022             .027             .027
                                                      ----------    ----------       ----------       ----------       ----------
Less: Dividends
Dividends from net investment income ...............       (.026)        (.026)           (.022)           (.027)           (.027)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (b)        2.68%         2.66%            2.25%            2.75%            2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  182,297    $  161,000       $  143,401       $  124,107       $  102,612
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .93%             .80%
   Expenses, before waivers and reimbursements .....        1.04%         1.07%            1.07%            1.06%            1.10%
   Net investment income (a) .......................        2.62%         2.63%            2.22%            2.69%            2.72%

                                                                       New Jersey Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income (a) ..........................        .027          .026             .022             .026             .027
                                                      ----------    ----------       ----------       ----------       ----------
Less: Distributions
Dividends from net investment income ...............       (0.27)        (.026)           (.022)           (.026)           (.027)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (b)        2.71%         2.63%            2.21%            2.67%            2.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  337,139    $  281,578       $  220,865       $  151,617       $  123,579
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .94%             .85%
   Expenses, before waivers and reimbursements .....        1.03%         1.07%            1.09%            1.07%            1.12%
   Net investment income (a) .......................        2.65%         2.61%            2.16%            2.63%            2.68%

                                                                     Virginia Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income (a) ..........................        .029          .028             .023             .029             .028
                                                      ----------    ----------       ----------       ----------       ----------
Less: Distributions
Dividends from net investment income ...............       (.029)        (.028)           (.023)           (.029)           (.028)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (b)        2.92%         2.84%            2.34%            2.90%            2.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  159,494    $  131,928       $  113,932       $  123,822       $   78,775
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .93%             .80%
   Expenses, before waivers and reimbursements .....        1.06%         1.07%            1.07%            1.03%            1.15%
   Net investment income (a) .......................        2.87%         2.81%            2.34%            2.86%            2.78%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                                        Florida Portfolio - Year Ended June 30
                                                      ===========================================================================
                                                         2001          2000             1999             1998             1997
                                                      ==========    ==========       ==========       ==========       ==========
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------    ----------       ----------       ----------       ----------
Income from Investment Operations
Net investment income (a) ..........................        .028          .028             .024             .028             .030
                                                      ----------    ----------       ----------       ----------       ----------
Less: Dividends
Dividends from net investment income ...............       (.028)        (.028)           (.024)           (.028)           (.030)
                                                      ----------    ----------       ----------       ----------       ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                                      ==========    ==========       ==========       ==========       ==========
Total Return
Total investment return based on net asset value (b)        2.87%         2.82%            2.41%            2.87%            3.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  237,902    $  203,730       $  136,916       $  113,095       $   89,149
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .93%             .65%
   Expenses, before waivers and reimbursements .....        1.03%         1.08%            1.08%            1.06%            1.10%
   Net investment income (a) .......................        2.76%         2.79%            2.36%            2.82%            2.97%

                                                            Massachusetts Portfolio - Year Ended June 30          April 17, 1997(c)
                                                      ==========================================================       through
                                                         2001          2000             1999             1998       June 30, 1997
                                                      ==========    ==========       ==========       ==========    =============
Net asset value, beginning of period ...............  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ----------    ----------       ----------       ----------      ----------
Income from Investment Operations
Net investment income (a) ..........................        .027          .027             .023             .028            .007
                                                      ----------    ----------       ----------       ----------      ----------
Less: Distributions
Dividends from net investment income ...............       (.027)        (.027)           (.023)           (.028)          (.007)
                                                      ----------    ----------       ----------       ----------      ----------
Net asset value, end of period .....................  $     1.00    $     1.00       $     1.00       $     1.00      $     1.00
                                                      ==========    ==========       ==========       ==========      ==========
Total Return
Total investment return based on net asset value (b)        2.73%         2.73%            2.31%            2.83%            .72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $  118,598    $   82,813       $   50,480       $   27,832      $   15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%            1.00%             .85%            .50%(d)
   Expenses, before waivers and reimbursements .....        1.09%         1.18%            1.47%            1.37%           2.99%(d)
   Net investment income (a) .......................        2.65%         2.75%            2.26%            2.80%           3.47%(d)

                                                   Pennsylvania Portfolio          Ohio Portfolio       North Carolina Portfolio
                                                  =========================    ======================   ========================
                                                  July 31, 2000 (c) through    January 2, 2001(c) to      May 7, 2001(c) to
                                                        June 30, 2001              June 30, 2001             June 30, 2001
                                                  =========================    ======================   ========================
Net asset value, beginning of period ........               $    1.00                  $    1.00                 $    1.00
                                                            ---------                  ---------                 ---------
Income from Investment Operations
Net investment income (a) ...................                    .026                       .011                      .003
                                                            ---------                  ---------                 ---------
Less: Distributions
Dividends from net investment income ........                   (.026)                     (.011)                    (.003)
                                                            ---------                  ---------                 ---------
Net asset value, end of period ..............               $    1.00                  $    1.00                 $    1.00
                                                            =========                  =========                 =========
Total Return
Total investment return based on net
   asset value (b) ..........................                    2.61%                      1.14%                     0.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...               $ 182,834                  $  15,746                 $   6,116
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .........................                    1.00%(d)                    .96%(d)                  1.00%(d)
   Expenses, before waivers and
     reimbursements .........................                    1.22%(d)                   2.63%(d)                  4.17%(d)
   Net investment income (a) ................                    2.79%(d)                   2.29%(d)                  1.99%(d)

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by Alliance.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(c)   Commencement of operations.
(d)   Annualized.

For more information about the Portfolios, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o     Statement of Additional Information (SAI)

The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your intermediary, or by contacting Alliance:

By mail:      c/o Alliance Global Investor Services, Inc.
              P.O. Box 1520
              Secaucus, New Jersey 07096

By phone:     For Information and Literature:
              (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at (202) 942-8090 for information on the operation on the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash., DC 20549-0102.

On the Internet: www.sec.gov

You may also find more information about Alliance and the Portfolios on the Internet at: www.alliancecapital.com.

--------------------------------------------------------------------------------
Privacy Notice (This information is not part of the Prospectus.)

      Alliance, the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

      It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
--------------------------------------------------------------------------------

File Nos. 811-2835 (ACR); 811-2888 (AGR); 811-3586 (AMT)

      Purchases

      By Sweep. Your brokerage account will be coded to sweep cash balances into shares of the Portfolio you have selected. There is a $500 minimum initial investment for all Portfolios. If your brokerage account is established as an AssetMaster(sm) Account, this initial minimum is waived. Free credit balances arising in your brokerage account from check deposits, dividend payments, interest payments and other credits will be invested in the selected Portfolio on the business day after posting. Free credit balances arising from the sale of securities will be invested into the selected Portfolio on the business day following settlement. Sufficient monies to pay for security purchases which have not yet settled will be held back and not invested in the Portfolio (except in the case of AssetMaster(sm) Accounts).

      By Check. Mail or deliver your check payable to CSFBdirect who will deposit it into your brokerage account. Please indicate your account number on the check.

      Redemptions

      By Check. Available through your brokerage account is the option to receive a CSFBdirect Brokerage Checking checkbook or upgrade your brokerage account to an AssetMaster(sm) Account with checkwriting. Either checkwriting service selected enables you to receive the daily dividends declared on the Portfolio shares to be redeemed until the day that your check is presented for payment. You should contact CSFBdirect to request CSFBdirect Brokerage Checking or an AssetMaster(sm) Account upgrade; certain fees and balance requirements may apply.

      By Sweep. A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the brokerage account.

--------------------------------------------------------------------------------
Table Of Contents
RISK/RETURN SUMMARY .....................................................      2
FEES AND EXPENSES OF THE PORTFOLIOS .....................................      7
OTHER INFORMATION ABOUT THE PORTFOLIOS'
OBJECTIVES, STRATEGIES, AND RISKS .......................................      8
   Investment Objectives And Strategies .................................      8
   Alliance Capital Reserves ............................................      8
   Alliance Money Reserves ..............................................      8
   Alliance Government Reserves .........................................      9
   Alliance Treasury Reserves ...........................................      9
   Alliance Municipal Trust .............................................      9
   Risk Considerations ..................................................     11
MANAGEMENT OF THE PORTFOLIOS ............................................     12
HOW THE PORTFOLIOS VALUE THEIR SHARES ...................................     12
DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................     13
DISTRIBUTION ARRANGEMENTS ...............................................     14
GENERAL INFORMATION .....................................................     15
FINANCIAL HIGHLIGHTS ....................................................     15
--------------------------------------------------------------------------------

                                                                  CSFBDIRPRO1101